Statements of Consolidated Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Preferred Stock	Unearned ESOP Compen-sation	Other Capital	Retained Earnings	Treasury Stock	Cumulative Other Comprehensive Loss
Beginning Balance at Dec. 31, 2010	$ 1,609,440	$ 231,346	$ 216,753	$ (216,753)	$ 1,222,909	$ 4,824,489	$ (4,390,983)	$ (278,321)
Shareholders' Equity [Roll Forward]
Net income	441,860					441,860
Other comprehensive loss	(89,557)							(89,557)
Treasury stock purchased	(367,372)						(367,372)
Treasury stock retired		(125,426)				(4,356,465)	4,481,891
Redemption of preferred stock			(56,480)	56,480
Income tax effect of ESOP	54,420				54,420
Stock options exercised	69,346	1,234			68,302		(190)
Income tax effect of stock compensation	12,958				12,958
Restricted stock and stock option grants (net activity)	48,176	300			47,876
Cash dividends -- $2.00, $1.56 and $1.46 per common share in December 31, 2013, 2012 and 2011, respectively	(153,512)					(153,512)
Ending Balance at Dec. 31, 2011	1,516,919	107,454	160,273	(160,273)	1,297,625	756,372	(276,654)	(367,878)
Shareholders' Equity [Roll Forward]
Net income	631,034					631,034
Other comprehensive loss	(2,511)							(2,511)
Treasury stock purchased	(557,766)						(557,766)
Redemption of preferred stock			(59,187)	59,187
Stock options exercised	205,861	3,867			217,259		(15,265)
Income tax effect of stock compensation	104,858				104,858
Restricted stock and stock option grants (net activity)	54,348	302			54,046
Cash dividends -- $2.00, $1.56 and $1.46 per common share in December 31, 2013, 2012 and 2011, respectively	(160,939)					(160,939)
Ending Balance at Dec. 31, 2012	1,791,804	111,623	101,086	(101,086)	1,673,788	1,226,467	(849,685)	(370,389)
Shareholders' Equity [Roll Forward]
Net income	752,561					752,561
Other comprehensive loss	49,345							49,345
Treasury stock purchased	(769,271)						(769,271)
Redemption of preferred stock			(60,680)	60,680
Stock options exercised	49,543	1,128			68,633		(20,218)
Income tax effect of stock compensation	47,527				47,527
Restricted stock and stock option grants (net activity)	58,004	151			57,853
Cash dividends -- $2.00, $1.56 and $1.46 per common share in December 31, 2013, 2012 and 2011, respectively	(204,978)					(204,978)
Ending Balance at Dec. 31, 2013	$ 1,774,535	$ 112,902	$ 40,406	$ (40,406)	$ 1,847,801	$ 1,774,050	$ (1,639,174)	$ (321,044)